STOCK OPTIONS AND AWARDS (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $	$ 5,446	$ 5,354	$ 4,049
Total unrecognized compensation cost | $				$ 5,500
Unrecognized compensation cost, period for recognition (in years)	1 year 330 days
Number of plans				3
Share-based Compensation Arrangement by Share-based Payment Award, Option Term	10 years
Options outstanding at end of year	113,307	113,307		11,800
Number of Shares Available for Grant				2,154,251
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	113,307
Granted (in shares)	0	0	0
Exercised (in shares)	(101,507)
Forfeited or expired (in shares)	0
Outstanding at end of year (in shares)	11,800	113,307
Exercised (in shares)				11,800
Weighted average exercise price, outstanding at beginning of year (in dollars per share) | $ / shares	$ 12.08
Weighted average exercise price, granted (in dollars per share) | $ / shares	0.00
Weighted average exercise price, exercised (in dollars per share) | $ / shares	12.13
Weighted average exercise price, forfeited or expired (in dollars per share) | $ / shares	0.00
Weighted average exercise price, outstanding at end of year (in dollars per share) | $ / shares	$ 11.64	$ 12.08
Weighted average exercise price, Exercisable (in dollars per share) | $ / shares				$ 11.64
Weighted average remaining contractual term, outstanding at end of year (in years)	44 days
Weighted average remaining contractual life, exercisable at end of year (in years)	44 days
Aggregate intrinsic value, outstanding at end of year | $				$ 174
Aggregate intrinsic value, exercisable at end of year | $				$ 174
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of options exercised | $	$ 1,533	$ 661	$ 492
Proceeds from exercise of stock options | $	341	801	744
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options | $	1,991	1,958	1,488
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value | $	$ 5,600	$ 4,400	$ 3,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	648,817	643,641	494,452
Number of shares granted	234,529	317,695	439,674
Number of shares vested	(307,825)	(263,713)	(227,905)
Number of shares forfeited	(107,149)	(48,806)	(62,580)
Number of shares nonvested at end of year	468,372	648,817	643,641
Weighted average of shares fair value, nonvested at beginning of year | $ / shares	$ 17.82	$ 17.21	$ 16.43
Weighted average of shares fair value granted | $ / shares	27.36	18.13	17.65
Weighted average of shares fair value vested | $ / shares	18.12	16.82	16.45
Weighted average of shares fair value forfeited | $ / shares	21.18	17.37	16.58
Weighted average of shares fair value, nonvested at end of year | $ / shares	$ 21.63	$ 17.82	$ 17.21
1999 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				7,507,500
Award vesting rights (as a percent)	25.00%
2012 Stock Plan [Member] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				0